Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 10,123,037	₩ 9,503,186
Non-current assets	22,736,529	26,256,112
Current liabilities	15,859,084	13,885,028
Non-current liabilities	8,927,675	13,103,726
Book value of non-controlling interests	1,530,546	1,538,362
Revenue	26,615,347	21,330,819	₩ 26,151,781
Loss for the year	(2,409,300)	(2,576,729)	(3,195,585)
Loss attributable to non-controlling interests	153,306	157,013	(124,020)
Cash flows from operating activities	2,411,761	1,682,748	3,011,020
Cash flows from (used in) investing activities	(1,363,248)	(2,589,336)	(6,700,169)
Cash flows from (used in) financing activities	(1,334,305)	1,350,863	1,946,024
Effect of exchange rate fluctuations on cash and cash equivalents	208,325	(11,402)	26,177
Beginning Balance	2,257,522	1,824,649	3,541,597
Ending Balance	2,021,640	2,257,522	1,824,649
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Loss for the year	₩ 153,306	₩ 157,013	₩ (124,020)
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interests (%)	30.00%	30.00%	30.00%
Current assets	₩ 5,666,246	₩ 3,796,310	₩ 2,112,295
Non-current assets	1,964,675	2,621,361	3,546,253
Current liabilities	2,193,788	978,596	820,041
Non-current liabilities	1,806,321	2,586,633	2,323,249
Net assets	3,630,812	2,852,442	2,515,258
Book value of non-controlling interests	1,087,857	854,346	753,191
Revenue	2,482,999	2,432,838	2,766,043
Loss for the year	432,402	374,836	(561,016)
Loss attributable to non-controlling interests	129,721	112,451	(168,474)
Cash flows from operating activities	1,252,886	777,354	153,043
Cash flows from (used in) investing activities	(1,290,367)	(979,167)	424,405
Cash flows from (used in) financing activities	(213,400)	365,898	(455,746)
Effect of exchange rate fluctuations on cash and cash equivalents	19,378	(3,571)	(7,471)
Net increase (decrease) in cash and cash equivalents	(231,503)	160,514	114,231
Beginning Balance	314,075	153,561	39,330
Ending Balance	₩ 82,572	₩ 314,075	₩ 153,561